Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated depreciation of property and equipment	$ 61,100	$ 19,744	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	3	0	0
Preferred stock, shares outstanding	3	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	195,000,000	195,000,000	195,000,000
Common stock, shares issued	40,444,575	27,208,356	18,000,000
Common stock, shares outstanding	40,444,575	27,208,356	18,000,000
Treasury stock, shares	410	1,650,410
Convertible Notes Payable [Member]
Debt discount	$ 411,682	$ 282,144	$ 0
Loans Payable to Related Parties [Member]
Debt discount	0	69,126	$ 0
Long-term Convertible Notes Payable [Member]
Debt discount	$ 103,327	$ 0